TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Schedule of Key Management Compensation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 1,883	$ 1,656	$ 1,415
Post-employment benefits	136	126	115
Other long-term benefits	35	33	31
Share-based compensation	548	949	653
Benefits to key executive personnel	$ 2,602	$ 2,764	$ 2,214